Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Long term prepaid insurance current portion		$ 10,586	$ 14,945
Long-term prepaid insurance net of current portion		10,586	14,945
Accounts payable and accrued expenses to related party	$ 574,226	476,671	$ 400,229
Accrued interest		18,666
Notes default amount	$ 44,948	$ 43,666
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000	65,000,000
Common stock, shares issued	222,307,381	4,175,072	3,872,076
Common stock, shares outstanding	222,307,381	4,175,072	3,872,076
Officer [Member]
Accrued interest	$ 41,021	$ 35,388	$ 25,116
Former Officer [Member]
Accrued interest	50,417	41,977	26,561
SY Corporation [Member]
Accrued interest	387,201	363,280	315,307
Deemed to be in Default [Member]
Accrued interest	46,230	43,666
Convertible Notes Payable [Member]
Accrued interest	$ 69,297	$ 113,304	$ 62,635
Series B Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, liquidation preference, per share	$ 0.6667	$ 0.6667	$ 0.6667
Preferred stock, liquidation preference value	$ 25,001	$ 25,001	$ 25,001
Preferred stock, shares authorized	37,500	37,500	37,500
Preferred stock, shares issued	37,500	37,500	37,500
Preferred stock, shares outstanding	37,500	37,500	37,500
Preferred stock shares issuable upon conversion, per share	$ 0.00030	$ 0.00030	$ 0.00030
Common stock shares issuable upon conversion of series B	11	11	11